BUSINESS AND BASIS OF PRESENTATION - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping	Jun. 30, 2019 item
Business And Basis Of Presentation [Line Items]
Total number of wholly-owned vessels	66
Suezmax crude carriers
Business And Basis Of Presentation [Line Items]
Total number of wholly-owned vessels	13
Number of vessels owned through joint venture	2
Aframax crude carrier
Business And Basis Of Presentation [Line Items]
Total number of wholly-owned vessels	1
Medium range ("MR") product carriers
Business And Basis Of Presentation [Line Items]
Total number of wholly-owned vessels	52